Effect of change in presentation currency - CONSOLIDATED STATEMENT OF CASH FLOWS as previously reported (Details) € in Millions, $ in Millions		12 Months Ended
	Sep. 21, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Cash flows from operating activities
Cash generated from operations | $			$ 1,523		$ 1,225		$ 1,059
Interest - paid excluding cumulative PIK interest paid | $			(458)		(412)		(360)
Cumulative PIK interest paid | $					(205)
Income tax paid | $			(103)		(93)		(66)
Net cash from operating activities | $			962		515		633
Cash flows from investing activities
Purchase of business net of cash acquired | $					(3,036)
Purchase of property, plant and equipment | $			(476)		(343)		(339)
Purchase of intangible assets | $			(22)		(12)		(9)
Proceeds from disposal of property, plant and equipment | $			6		4		9
Net cash used in investing activities | $			(492)		(3,387)		(339)
Cash flows from financing activities
Proceeds from borrowings | $			3,730		4,469
Repayment of borrowings | $			(4,385)		(2,604)		(221)
Proceeds from borrowings with related party | $					748
Proceeds from share issuance | $			326		7
Contribution from parent | $	$ 485				485
Repayment of borrowings issued to related party | $					441
Dividends paid | $			(165)		(304)
Early redemption premium paid | $			(91)		(121)		(9)
Deferred debt issue costs paid | $			(38)		(68)		(1)
Proceeds from the termination of derivative financial instruments | $			46				90
Net cash (outflow)/inflow from financing activities | $			(577)		3,053		(141)
Net (decrease)/increase in cash and cash equivalents | $			(107)		181		153
Cash and cash equivalents at the beginning of the year | $			813		602		503
Exchange gains/(losses) on cash and cash equivalents | $			78		30		(54)
Cash and cash equivalents at the end of the year | $			$ 784		$ 813		$ 602
Previously stated
Cash flows from operating activities
Cash generated from operations | €		€ 1,330		€ 1,109		€ 950
Interest - paid excluding cumulative PIK interest paid | €		(406)		(372)		(323)
Cumulative PIK interest paid | €				(184)
Income tax paid | €		(90)		(84)		(59)
Net cash from operating activities | €		834		469		568
Cash flows from investing activities
Purchase of business net of cash acquired | €				(2,685)
Purchase of property, plant and equipment | €		(422)		(310)		(304)
Purchase of intangible assets | €		(19)		(12)		(8)
Proceeds from disposal of property, plant and equipment | €		5		4		8
Net cash used in investing activities | €		(436)		(3,003)		(304)
Cash flows from financing activities
Proceeds from borrowings | €		3,497		3,950
Repayment of borrowings | €		(4,061)		(2,322)		(198)
Proceeds from borrowings with related party | €				673
Proceeds from share issuance | €		306		6
Contribution from parent | €				431
Repayment of borrowings issued to related party | €				404
Dividends paid | €		(148)		(270)
Early redemption premium paid | €		(85)		(108)		(8)
Deferred debt issue costs paid | €		(35)		(60)		(1)
Proceeds from the termination of derivative financial instruments | €		42				81
Net cash (outflow)/inflow from financing activities | €		(484)		2,704		(126)
Net (decrease)/increase in cash and cash equivalents | €		(86)		170		138
Cash and cash equivalents at the beginning of the year | €		772		553		414
Exchange gains/(losses) on cash and cash equivalents | €		(32)		49		1
Cash and cash equivalents at the end of the year | €		€ 654		€ 772		€ 553